SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Estimated Useful Lives of Depreciable Assets

The estimated useful lives of depreciable assets are:

Estimated
Useful Lives
Building & Leasehold Improvements	10-40 years
Machinery and Equipment	5-10 years
Furniture and Fixtures	5-10 years
Vehicles	10 years
Software	3 years

Schedule of Property, Plant and Equipment
	2012	2011
Land, building & leasehold improvements	$2,275,322	$1,649,808
Machinery and equipment	820,143	766,572
Vehicles	197,943	187,702
Less: accumulated depreciation	609,109	521,002
Property and equipment, net	$2,684,299	$2,083,080

Schedule of Major Categories of Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following are the major categories of assets and liabilities measured at fair value on a recurring basis as of December 31:

Year	Instrument	Level 1	Level 2	Level 3	Total
2011	Interest rate swap	$0	$(48,836)	$0	$(48,836)
2012	Interest rate swap	$0	$(1,724)	$0	$(1,724)
2011	Cash and equivalents	$29,676	$0	$0	$29,676
2012	Cash and equivalents	$115,489	$0	$0	$115,489

Schedule of Basic and Diluted Earnings Per Common Share
	Year Ended December 31,
	2012	2011
Numerator:
Net income available to common shareholders	$59,800	$247,313
Denominator:
Weighted average shares - basic	36,789,408	36,000,000
Net income (loss) per share - basic and diluted	$0.01	$0.00